INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENT PROPERTIES
Schedule of investment properties
The detail of investment properties is as follows:

In thousands of USD	Leasehold land	Building	Others	Total
Cost:
At July 1, 2022*	—	—	—	—
Acquisition of assets	4,833	29,773	380	34,986
Additions	730	—	—	730
Exchange adjustments	183	906	14	1,103
At December 31, 2022	5,746	30,679	394	36,819
Accumulated depreciation:
At January 1, 2022	—	—	—	—
Charge for the year	(192)	(1,019)	(26)	(1,237)
Exchange adjustments	(7)	(32)	(1)	(40)
At December 31, 2022	(199)	(1,051)	(27)	(1,277)
Net book value:
At December 31, 2022	5,547	29,628	367	35,542

*	The investment properties were acquired from the acquisition of AFH, which was closed on July 1, 2022. See Note 5

Schedule of maturity analysis of lease payments receivable under operating leases
The maturity analysis of lease payments receivable under operating leases of investment properties was as follows:

In thousands of USD	At December 31, 2022
2023	3,600
2024	3,701
2025	3,229
2026	2,492
2027	1,855
Thereafter	4,711
Total	19,588